AMERICAN GENERAL LIFE INSURANCE COMPANY
                    THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                         SUPPLEMENT DATED AUGUST 31, 2017
                                TO PROSPECTUSES
                                AS SUPPLEMENTED


               PLEASE NOTE THIS CHANGE TO THE ADMINISTRATIVE CENTER
              EXPRESS DELIVERY ADDRESS FOR CORRESPONDENCE AND OTHER
                                INQUIRIES FOR YOUR
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


     American General Life Insurance Company and The United States Life Insurance Company in the City of New York are amending their variable universal life insurance Policy prospectuses for the sole purpose of updating the Express Delivery address for correspondence and other inquiries effective immediately. This address change does not affect any addresses for premium payments.

     The new Express Delivery mailing address for our Administrative Center is as follows:


                      VUL Administration
                      340 Seven Springs Way, MC425
                      Brentwood, Tennessee 37027-5098


     Any mail sent to the prior address may result in delays in our receipt of your correspondence and other inquiries.

     For a period of time, we may provide you with forms, confirmations, statements and other reports which contain the prior Express Delivery address.

     If you have any questions, please contact our Variable Universal Life Operations at 1-800-340-2765.